Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 35.6%	Principal Amount	Value
Aerospace & defense - 1.3%
Raytheon Technologies Corp., 4.13%, 11/16/28	$ 8,435,000	$8,276,700
The Boeing Co.,
2.80%, 03/01/27	725,000	669,658
3.60%, 05/01/34	6,415,000	5,501,321
5.04%, 05/01/27	550,000	555,411
Agriculture - 0.8%
BAT Capital Corp., 3.56%, 08/15/27	10,925,000	10,194,570
Airlines - 2.4%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,590,761	1,524,147
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,410,155	1,299,086
Series 2021-1, Class A, 144A, 2.90%, 09/15/36	4,969,308	4,087,361
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	12,706,696	11,127,047
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,459,627	2,237,548
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	2,257,432	2,100,963
Series 2015-1, Class AA, 3.45%, 06/01/29	493,709	447,507
Series 2016-2, Class AA, 2.88%, 04/07/30	2,442,492	2,183,790
Series 2018-1, Class AA, 3.50%, 09/01/31	594,698	528,472
Series 2019-1, Class AA, 4.15%, 02/25/33	3,127,624	2,878,319
Auto manufacturers - 5.2%
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	2,570,000	2,393,312
4.27%, 01/09/27	2,570,000	2,401,889
5.58%, 03/18/24	5,055,000	5,018,357
6.95%, 03/06/26	6,950,000	7,106,931
7.35%, 11/04/27	5,320,000	5,579,350
General Motors Financial Co., Inc.,
2.90%, 02/26/25	365,000	348,484
4.30%, 07/13/25	2,675,000	2,622,779
4.35%, 01/17/27	4,125,000	4,005,392
5.25%, 03/01/26	2,800,000	2,805,433
6.00%, 01/09/28	11,625,000	11,963,972
6.05%, 10/10/25	7,355,000	7,493,222
Volkswagen Group of America Finance LLC, 144A, 3.95%, 06/06/25	11,510,000	11,232,923
Banks - 12.1%
Bank of America Corp.,
(Fixed until 02/04/32, then SOFR + 1.33%), 2.97%, 02/04/33	12,030,000	10,258,920
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	5,835,000	5,587,163
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33(a)	8,665,000	8,659,768
Citigroup, Inc.
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	11,745,000	10,640,139
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	5,770,000	5,534,561
(Fixed until 11/17/32, then SOFR + 2.34%), 6.27%, 11/17/33	6,560,000	7,144,000
JPMorgan Chase & Co.,
(Fixed until 04/22/26, then SOFR + 0.89%), 1.58%, 04/22/27	5,970,000	5,365,485
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	12,030,000	10,312,330
(Fixed until 04/26/25, then SOFR + 1.32%), 4.08%, 04/26/26	5,705,000	5,603,931
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33(a)	7,155,000	7,128,795
KeyBank N.A., 5.85%, 11/15/27	5,290,000	5,543,593
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,470,000	4,841,333
The PNC Financial Services Group, Inc.,
(Fixed until 12/02/27, then SOFR + 1.62%), 5.35%, 12/02/28	5,915,000	6,089,125
(Fixed until10/28/32, then SOFR Index + 2.14%), 6.04%, 10/28/33	7,180,000	7,760,043
Truist Financial Corp. (Fixed until 10/28/32, then SOFR + 2.30%), 6.12%, 10/28/33	5,710,000	6,222,358
US Bancorp,
(Fixed until 02/01/28, then SOFR + 1.23%), 4.65%, 02/01/29	4,860,000	4,855,871
(Fixed until 02/01/33, then SOFR + 1.60%), 4.84%, 02/01/34	6,680,000	6,640,443
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	12,030,000	10,608,074
(Fixed until 04/25/25, then SOFR + 1.32%), 3.91%, 04/25/26	5,045,000	4,928,813
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	5,390,000	5,247,233
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	6,885,000	6,858,306
Capital markets - 4.9%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,015,000	5,136,939
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	2,667,478
(Fixed until 07/20/32, then SOFR + 2.08%), 4.89%, 07/20/33	10,085,000	9,989,147
(Fixed until 10/18/32, then SOFR + 2.56%), 6.34%, 10/18/33	8,960,000	9,849,667
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	16,305,000	13,972,762
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	5,095,000	4,562,723
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,325,000	2,047,330
(Fixed until 01/12/33, then 1 Year CMT Rate + 2.20%), 144A, 5.96%, 01/12/34	9,930,000	10,459,682
Consumer finance - 0.9%
Ally Financial, Inc.,
4.63%, 03/30/25	2,000,000	1,979,135
5.80%, 05/01/25	8,370,000	8,464,436
Diversified telecommunication services - 0.2%
Verizon Communications, Inc., 2.55%, 03/21/31	2,100,000	1,792,448
Electric - 1.1%
Appalachian Power Co., 2.70%, 04/01/31	6,235,000	5,317,466
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	473,402
Constellation Energy Generation LLC, 3.25%, 06/01/25	3,285,000	3,161,391
Entergy Louisiana LLC, 2.35%, 06/15/32	3,940,000	3,273,830
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,555,000	1,570,874
Electric utilities - 2.0%
Duke Energy Corp.,
0.90%, 09/15/25	2,065,000	1,868,414
5.00%, 12/08/27	3,705,000	3,765,493
Edison International, 4.95%, 04/15/25	750,000	746,205
Pacific Gas and Electric Co., 1.70%, 11/15/23	9,665,000	9,413,953
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,397,466
3.70%, 08/01/25	3,995,000	3,890,649
Entertainment - 0.9%
Warnermedia Holdings, Inc., 144A, 3.43%, 03/15/24	10,665,000	10,438,219
Health care equipment & supplies - 0.6%
GE HealthCare Technologies, Inc., 144A, 5.86%, 03/15/30	6,775,000	7,190,007
Healthcare services - 0.3%
HCA, Inc., 5.00%, 03/15/24	4,025,000	4,015,542
Insurance - 0.5%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,100,000	2,899,874
Metropolitan Life Global Funding I, 144A, 4.30%, 08/25/29	2,720,000	2,670,587
Media - 0.4%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,575,000	4,551,485
Multi-utilities - 0.6%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,190,000	2,107,173
Dominion Energy, Inc., 3.38%, 04/01/30	6,140,000	5,595,202
Oil, gas & consumable fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,926,000	4,694,661
Tobacco - 1.0%
Altria Group, Inc., 4.80%, 02/14/29	7,575,000	7,492,862
Reynolds American, Inc., 4.45%, 06/12/25	5,101,000	5,008,012
Total corporate bonds (cost $442,149,395)		427,878,742

FOREIGN GOVERNMENT BONDS - 2.1%
Petroleos Mexicanos, 7.69%, 01/23/50	2,625,000	1,959,828
Secretaria Tesouro Nacional, 10.00%, 01/01/31 (Principal Amount is listed in Brazilian Real)	137,030,000	23,392,184
Total foreign government bonds (cost $25,520,110)		25,352,012

MORTGAGE AND ASSET-BACKED SECURITIES - 13.6%
Asset-backed securities - 8.8%
Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.07%, 04/15/27	12,220,000	12,313,279
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	19,365,000	17,702,120
Series 2022-5, Class A, 144A, 6.12%, 04/20/27	23,355,000	24,059,770
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,760,000	5,604,820
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	17,745,000	16,508,443
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	7,590,000	7,059,325
Honda Auto Receivables Owner Trust, Series 2022-2, Class A3, 3.73%, 07/20/26	4,520,000	4,443,987
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2, 5.26%, 10/15/25	11,975,000	11,996,345
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A2A, 5.27%, 01/15/26	5,915,000	5,926,187
Commercial mortgage-backed securities - 4.8%
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/17/64	6,280,000	5,574,543
BBCMS Mortgage Trust 2022-C18, Class A2, VR, 5.50%, 12/17/55	7,380,000	7,628,907
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/17/54	4,640,000	4,149,279
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	962,184	917,872
COMM Mortgage Trust, Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	108,987	108,638
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	3,948,188
Deephaven Residential Mortgage Trust 2021-3, Class A1, 144A, VR, 1.19%, 08/25/66	1,667,646	1,437,704
GCAT Trust, Series 2023-NQM2, Class A1, 144A, SB, 5.84%, 11/25/67	6,095,000	6,094,236
GS Mortgage Securities Trust, Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	254,591	253,861
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 144A, SB, 5.94%, 02/25/68	6,075,000	6,074,963
J.P. Morgan Mortgage Trust,
Series 2021-INV5, Class A2, 144A, VR, 3.00%, 12/25/51	2,573,527	2,231,832
Series 2022-4, Class A2A, 144A, VR, 3.00%, 10/25/52	1,374,429	1,195,378
Series 2022-4, Class A3, 144A, VR, 3.00%, 10/25/52	1,835,742	1,596,594
Series 2022-6, Class A3, 144A, VR, 3.00%, 05/25/52	1,125,521	978,896
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A (1 Month LIBOR USD + 0.96%), 144A, 5.42%, 07/15/36	1,813,918	1,778,644
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	801,767
UBS Commercial Mortgage Trust, Series 2017-C2, Class A3, 3.23%, 08/17/50	2,735,717	2,553,015
Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 144A, VR, 6.47%, 01/25/53	4,825,000	4,837,610
Verus Securitization Trust, Series 2023-1, Class A1, 144A, SB, 5.85%, 12/25/67	5,315,000	5,319,879
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class ASB, 3.72%, 08/17/46	224,424	223,536
Total mortgage and asset-backed securities (cost $167,703,687)		163,319,618

U.S. TREASURIES - 43.9%
U.S. Treasury Bonds,
3.38%, 08/15/42	4,335,000	4,098,607
U.S. Treasury Notes,
1.75%, 01/31/29	44,170,000	39,794,409
2.25%, 12/31/23	61,325,000	59,940,397
2.75%, 08/31/23	178,950,000	176,887,881
2.75%, 08/15/32	34,320,000	32,292,975
4.13%, 10/31/27	209,485,000	213,821,993
Total U.S. Treasuries (cost $525,140,651)		526,836,262

MEDIUM-TERM NOTES - 0.2%
BNP Paribas S.A.,
144A, 05/03/23+	253,000	165,740
144A, 05/03/23+	253,000	177,176
144A, 05/03/23+	253,000	197,543
Citigroup Global Markets Holdings, Inc.,
144A, 02/24/23*	186,000	43,781
144A, 03/24/23*	311,000	82,845
144A, 03/24/23+	931,000	427,159
144A, 03/24/23*	311,000	76,290
144A, 03/24/23+	975,000	301,638
144A, 03/24/23*	311,000	79,568
144A, 04/26/23+	784,000	504,206
Total medium-term notes (cost $4,568,000)		2,055,946

MONEY MARKET FUNDS - 0.0%
First American Government Obligations Fund - Class X, 4.14%#	427,380	427,380
Total money market funds (cost $427,380)		427,380
Total investment portfolio (cost $1,165,509,223) - 95.4%		1,145,869,960
Other assets in excess of liabilities - 4.6%		54,960,492
Total net assets - 100.0%		$1,200,830,452

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $418,211 or 0.0% of net assets as of the date of this report.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
+ This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500 Index (“SPX”) from its initial underlying value to its final underlying value.

* This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each the S&P 500 Index (“SPX”) and SPDR Gold Trust ("GLD") (each, an "underlying") from its initial underlying value to its final underlying value.

SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than First American Government Obligations Fund - Class X, which is categorized as Level 1. The total value of Level 1 and Level 2 investments as of the date of this report is $427,380 and $1,145,442,580 , respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 01.31.2023
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2023	(Depreciation)
Euro BOBL Future^	03/08/23	1,512	$195,825,199	$192,813,533	$(3,011,666)
2-Year U.S. Treasury Note	03/31/23	9,281	1,904,451,013	1,908,623,153	4,172,140

FUTURES CONTRACTS - SHORT

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at January 31, 2023	(Depreciation)
Euro SCHATZ Future^	03/08/23	(806)	$(93,342,821)	$(92,657,930)	$684,891
5-Year U.S. Treasury Note	03/31/23	(1,963)	(213,194,451)	(214,442,415)	(1,247,964)
Euro BUND Future^	03/08/23	(670)	(102,708,649)	(99,657,984)	3,050,665
U.S. Long Bond Future	03/22/23	(683)	(87,030,401)	(88,704,625)	(1,674,224)
Ultra 10-Year U.S. Treasury Note	03/22/23	(1,170)	(139,845,658)	(141,807,656)	(1,961,998)
U.S. Ultra Bond	03/22/23	(212)	(30,758,094)	(30,051,000)	707,094
Total futures contracts					$718,938

There is $1,186,511 of variation margin due from the Fund to the broker as of the date of this report. Futures Contracts are categorized as Level 1 as of the date of this report.

^ These futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at January 31, 2023 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of January 31, 2023.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2023

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 39	B2/B	Sell	Receive	5%/Quarterly	12/20/27	$234,900,000	$ 7,373,036	$ (3,165)	$ 7,376,201
Total swap contracts							$234,900,000	$ 7,373,036	$ (3,165)	$ 7,376,201

There is $1,479,601 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 01.31.2023
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	20,764,000	U.S. Dollar	14,019,311	02/28/23	J.P. Morgan	$ 652,344
U.S. Dollar	14,571,989	Australian Dollar	20,764,000	02/28/23	J.P. Morgan	(99,666)
Brazilian Real	62,956,894	U.S. Dollar	11,800,000	03/02/23	J.P. Morgan	540,134
U.S. Dollar	11,962,036	Brazilian Real	62,956,894	03/02/23	J.P. Morgan	(378,098)
U.S. Dollar	23,500,000	Brazilian Real	121,116,415	04/04/23	Goldman Sachs	(81,352)
Canadian Dollar	19,753,073	U.S. Dollar	14,500,701	03/20/23	J.P. Morgan	350,234
U.S. Dollar	14,850,427	Canadian Dollar	19,753,073	03/20/23	J.P. Morgan	(508)
Euro	22,199,429	U.S. Dollar	23,920,534	03/15/23	J.P. Morgan	278,387
Indian Rupee	954,744,709	U.S. Dollar	11,665,635	04/18/23	J.P. Morgan	(72,866)
Japanese Yen	4,684,756,052	U.S. Dollar	34,942,231	03/08/23	J.P. Morgan	1,218,140
Japanese Yen	3,048,798,810	U.S. Dollar	23,700,000	04/24/23	J.P. Morgan	(7,732)
U.S. Dollar	36,496,212	Japanese Yen	4,684,756,052	03/08/23	J.P. Morgan	335,842
Norwegian Krone	229,848,025	U.S. Dollar	22,907,349	02/21/23	J.P. Morgan	140,768
U.S. Dollar	5,753,255	Norwegian Krone	56,255,330	02/21/23	J.P. Morgan	112,226
Swedish Krona	122,505,947	U.S. Dollar	11,797,000	04/17/23	J.P. Morgan	(34,224)

Total forward contracts						$ 2,953,629

Forward Contracts are categorized as Level 2 as of the date of this report.